Expenses by Nature	6 Months Ended
Mar. 31, 2024
Expenses by Nature
Expenses by Nature
3.	Expenses by Nature

	Period ended	Period ended
	31 March	31 March
	2024	2023
	$'000	$'000
Employee benefit expense and other staff costs	12,006	15,098
Capitalised within intangible assets	—	(3,149)
Legal and professional	1,874	4,828
Foreign exchange	(3,979)	(7,712)
Property costs	1,134	1,360
Share based compensation	(293)	8,350
Depreciation	497	469
Amortisation	1,078	693
Other expenses	4,440	5,446
Total administrative expenses	16,757	25,383